                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

               Report of the Calendar Quarter Ending June 30, 2010

                          If amended report check here:
                                                        ---------

Name of Institutional Investment Manager:

Appleton Partners, Inc.         S.E.C. File Number 28-6694
----------------------------------------------------------

Business Address:

 45 Milk Street         Boston         MA          02109
--------------------------------------------------------
      Street             City         State         Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President        (617) 338-0700
-------------------------------------------------------

ATTENTION -  Intentional misstatements of omissions of facts constitute Federal
             Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4th day of August 2010.

                                       Appleton Partners, Inc.
                                       -----------------------------------------
                                       (Name of Institutional Investment Mgr.)


                                       /s/ Douglas C. Chamberlain
                                       -----------------------------------------
                                       By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   111
Form 13F Information Table Value Total:   198,626,593.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

Appleton Partners, Inc.
13F SEC  APPRAISAL
Master Group
30-Jun-10

                                                                                     Investment Discretion   Voting Authority
                                                                                     ---------------------  ------------------
                                         Security                 Market             Sole    Shared  Other  Sole  Shared  None
Security                                   Type        Cusip       Value   Quantity   (A)      (B)     (C)   (A)    (B)    (C)
-------------------------------------  ------------  ---------  ---------  --------  ------  ------  -----  ----  ------  ----
Master Group
------------
3M CO COM                              COMMON STOCK  88579Y101    1305152    16523     X                      X
ABBOTT LABS COM                        COMMON STOCK  002824100     438001     9363     X                      X
AFLAC INC COM                          COMMON STOCK  001055102    1150597    26965     X                      X
AGRIUM INC COM                         COMMON STOCK  008916108    1786702    36508     X                      X
AKAMAI TECHNOLOGIES COM                COMMON STOCK  00971T101    2480288    61136     X                      X
AMAZON COM INC COM                     COMMON STOCK  023135106    3097084    28346     X                      X
AMERICAN TOWER CORP CL A               COMMON STOCK  029912201    3045802    68445     X                      X
AMPHENOL CORP NEW CL A                 COMMON STOCK  032095101    1361602    34664     X                      X
ANSYS INC COM                          COMMON STOCK  03662Q105    3741406    92221     X                      X
APACHE CORP COM                        COMMON STOCK  037411105     937877    11140     X                      X
APPLE, INC.                            COMMON STOCK  037833100    8705956    34612     X                      X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107    2709287   423326     X                      X
AT&T INC COM                           COMMON STOCK  00206R102    1004103    41509     X                      X
BAKER HUGHES INC COM                   COMMON STOCK  057224107     633028    15228     X                      X
BANK N S HALIFAX COM                   COMMON STOCK  064149107    1244611    27045     X                      X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104    2078649   144652     X                      X
BBH FD INC CORE SELE CL N              MUTUAL FUNDS  05528X604     468474    38621     X                      X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109     494978     7320     X                      X
BERKSHIRE HATHAWAY INC CL A            COMMON STOCK  084670108     360000        3     X                      X
BERKSHIRE HATHAWAY INC CL B NEW        COMMON STOCK  084670702     494078     6200     X                      X
BHP BILLITON LTD SPONSORED ADR         COMMON STOCK  088606108    2874414    46369     X                      X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108     338186    13560     X                      X
CATERPILLAR INC DEL COM                COMMON STOCK  149123101    5433692    90456     X                      X
CELGENE CORP COM                       COMMON STOCK  151020104     224624     4420     X                      X
CERNER CORP COM                        COMMON STOCK  156782104    4659342    61396     X                      X
CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100     711716    10488     X                      X
CHURCH & DWIGHT INC COM                COMMON STOCK  171340102     558433     8905     X                      X
CISCO SYS INC COM                      COMMON STOCK  17275R102    3038145   142569     X                      X
CITIGROUP INC COM                      COMMON STOCK  172967101     172904    45985     X                      X
COCA COLA CO COM                       COMMON STOCK  191216100     917196    18300     X                      X
COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103    3216558    40840     X                      X
COMPUTER SCIENCES CORP COM             COMMON STOCK  205363104     208602     4610     X                      X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105     781273    14249     X                      X
CVS CAREMARK CORPORATION               COMMON STOCK  126650100    1015440    34633     X                      X
DEERE & CO COM                         COMMON STOCK  244199105     200726     3605     X                      X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106     424305    13470     X                      X
DOLBY LABORATORIES INC COM             COMMON STOCK  25659T107    4897280    78119     X                      X
DOLLAR TREE STORES COM                 COMMON STOCK  256746108    1271110    30533     X                      X
DU PONT E I DE NEMOURS COM             COMMON STOCK  263534109     231753     6700     X                      X
E M C CORP MASS COM                    COMMON STOCK  268648102    2395269   130889     X                      X
ECOLAB INC COM                         COMMON STOCK  278865100    3831631    85318     X                      X
ENERGAS RES INC COM                    COMMON STOCK  29265E108        340    20000     X                      X
EXPRESS SCRIPTS INC COM                COMMON STOCK  302182100    3664551    77936     X                      X
EXXON MOBIL CORP COM                   COMMON STOCK  30231G102    6924514   121334     X                      X
FAIRHOLME FD COM                       MUTUAL FUNDS  304871106     216121     7133     X                      X
FEDERATED EQUITY FDS CLOVR VAL INST    MUTUAL FUNDS  314172214     306018    26022     X                      X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677     319044    72182     X                      X
FEDERATED INSTL TR HI YIELD BD         MUTUAL FUNDS  31420B300     699824    73511     X                      X
FORUM FDS INC JORDAN OPPTY             MUTUAL FUNDS  742935182     662261    65312     X                      X
FREEPORT-MCMORAN COP&G CL B            COMMON STOCK  35671D857    2088058    35313     X                      X
GENERAL ELEC CO COM                    COMMON STOCK  369604103    2465286   170963     X                      X
GENERAL MOLY INC COM                   COMMON STOCK  370373102      30800    10000     X                      X
GOLDMAN SACHS GROUP COM                COMMON STOCK  38141G104    3404619    25936     X                      X
GOOGLE INC CL A                        COMMON STOCK  38259P508     464083     1043     X                      X
GRAINGER W W INC COM                   COMMON STOCK  384802104     826429     8310     X                      X

HEARTLAND GROUP INC VAL PLUS INSTL     MUTUAL FUNDS  422352849     663444    27934     X                      X
INSITUFORM TECH INC CL A               COMMON STOCK  457667103    1738342    84880     X                      X
INTEL CORP COM                         COMMON STOCK  458140100    2033284   104539     X                      X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101    5659335    45832     X                      X
ISHARES TR NASDQ BIO INDX              COMMON STOCK  464287556     355817     4590     X                      X
ISHARES TR S&P NA NAT RES              COMMON STOCK  464287374     204778     6640     X                      X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100     657882    17970     X                      X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104    5485788    92885     X                      X
KELLOGG CO COM                         COMMON STOCK  487836108     250595     4982     X                      X
KRATOS DEFENSE & SEC S COM NEW         COMMON STOCK  50077B207     112980    10760     X                      X
MARKET VECTORS ETF TR AGRIBUS ETF      COMMON STOCK  57060U605     326613     9015     X                      X
MCDERMOTT INTL INC COM                 COMMON STOCK  580037109    2560840   118229     X                      X
MCDONALDS CORP COM                     COMMON STOCK  580135101    6756813   102578     X                      X
MEDCO HEALTH SOLUTIONS COM             COMMON STOCK  58405U102     281459     5110     X                      X
MERCK & CO, INC NEW COM                COMMON STOCK  58933Y105     701323    20055     X                      X
MFS SER TR X INTL DIVERS I             MUTUAL FUNDS  55273G298     411349    37600     X                      X
MICROSOFT CORP COM                     COMMON STOCK  594918104    2759957   119946     X                      X
MONSANTO CO NEW COM                    COMMON STOCK  61166W101     268122     5801     X                      X
NEWMONT MINING CORP COM                COMMON STOCK  651639106    2062980    33414     X                      X
NUCOR CORP COM                         COMMON STOCK  670346105    1340604    35021     X                      X
NVIDIA CORP COM                        COMMON STOCK  67066G104    1420415   139120     X                      X
OCCIDENTAL PETE CP DEL COM             COMMON STOCK  674599105     258298     3348     X                      X
ORACLE CORP COM                        COMMON STOCK  68389X105    2400473   111858     X                      X
PEOPLES S&P MIDCAP IDX COM             MUTUAL FUNDS  712223106     713009    32074     X                      X
PEPSICO INC COM                        COMMON STOCK  713448108    4972667    81586     X                      X
PFIZER INC COM                         COMMON STOCK  717081103     186749    13096     X                      X
PRAXAIR INC COM                        COMMON STOCK  74005P104    3629054    47757     X                      X
PRECISION CASTPARTS CP COM             COMMON STOCK  740189105     573779     5575     X                      X
PRICE T ROWE GROUP INC COM             COMMON STOCK  74144T108    3791483    85413     X                      X
PRICELINE COM INC COM NEW              COMMON STOCK  741503403     936368     5304     X                      X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109    6127977   102167     X                      X
PUTNAM CONV INCM GRWTH CL Y            MUTUAL FUNDS  746476407     264950    15449     X                      X
ROPER INDS INC NEW COM                 COMMON STOCK  776696106    1935097    34580     X                      X
ROYAL DUTCH SHELL PLC SPONS ADR A      COMMON STOCK  780259206     252305     5024     X                      X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108    4702406    84973     X                      X
SCHRODER SER TR EMRGMKT EQ ADV         MUTUAL FUNDS  808090740     259184    23162     X                      X
SCOTTS MIRACLE GRO CO                  COMMON STOCK  810186106    2107699    47460     X                      X
SIRIUS XM RADIO INC COM                COMMON STOCK  82967N108       9495    10000     X                      X
SOCIEDAD QUIMICA MINER SPON ADR SER B  COMMON STOCK  833635105    1954904    59948     X                      X
SOUTHWESTERN ENERGY CO COM             COMMON STOCK  845467109    1311326    33937     X                      X
STRYKER CORP COM                       COMMON STOCK  863667101     808970    16160     X                      X
TARGET CORP COM                        COMMON STOCK  87612E106     768675    15633     X                      X
TEMPLETON INCOME TR GLOBAL BD FD C     MUTUAL FUNDS  880208301     179822    13907     X                      X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK  881624209    4230374    81369     X                      X
TJX COS INC NEW COM                    COMMON STOCK  872540109    4041631    96344     X                      X
TRANSOCEAN LTD ZUG NAMEN AKT           COMMON STOCK  H8817H100     644219    13905     X                      X
TUPPERWARE BRANDS CORP COM             COMMON STOCK  899896104    3353577    84155     X                      X
UNITED BANKSHS INC WVA COM             COMMON STOCK  909907107     215460     9000     X                      X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109     818775    12614     X                      X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104    3914002   139686     X                      X
VISA, INC.                             COMMON STOCK  92826C839    4799609    67839     X                      X
VULCAN MATLS CO COM                    COMMON STOCK  929160109     467885    10675     X                      X
WABTEC CORP COM                        COMMON STOCK  929740108    1702745    42686     X                      X
WAL MART STORES INC COM                COMMON STOCK  931142103     300582     6253     X                      X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101    2761446   107869     X                      X
YACKTMAN FD INC FOCUSED FD             MUTUAL FUNDS  984281204     166658    10850     X                      X
                                                                ---------
                                                                198626593
                                                                ---------
TOTAL PORTFOLIO                                                 198626593
                                                                =========